Label	Element	Value
Strive 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 500 ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive 500 ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed large cap equity securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the portfolio turnover rate for the Fund was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US Large Cap Index (the “Index”), which measures the performance of the large-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”).
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities. The Index consists of the 500 most highly capitalized companies. As of July 31, 2024, the range of market capitalization of issuers included in the Index was $478 million to $3.41 trillion. The average market cap of the Index was $105.2 billion.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts. To determine
Index components, all equity securities that meet these criteria are sorted according to total market capitalization in descending order and ranked. The largest 500 securities are then selected for inclusion in the Index.
As of July 31, 2024, a significant portion of the Index is represented by securities of companies in the Technology sector. The components of the Index are subject to change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of its Index, which represents a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2024 was 21.74%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 11.91% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -3.01% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	21.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Strive 500 ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 500 ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 500 ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 500 ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive 500 ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive 500 ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive 500 ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive 500 ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 500 ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 500 ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 500 ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 500 ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 500 ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive 500 ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive 500 ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Strive 500 ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive 500 ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data that is analyzed in connection with a quarterly rebalance (a “Rebalance”), (i) the Index’s exposure may be affected by significant market movements at or around the time of a Rebalance that are not predictive of the market’s performance for any subsequent Rebalance and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or around the time of a Rebalance. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Strive 500 ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Strive 500 ETF | Bloomberg US Large Cap Index/ Solactive GBS United States 500 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)	[1]
Label	rr_AverageAnnualReturnLabel	Bloomberg US Large Cap Index/Solactive GBS United States 500 Index (reflects no fees or expenses)	[1]
1 Year	rr_AverageAnnualReturnYear01	27.59%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	17.95%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2022
Strive 500 ETF | Bloomberg US Large Cap Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Large Cap Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	27.56%
Since Inception	rr_AverageAnnualReturnSinceInception	17.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2022
Strive 500 ETF | Strive 500 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STRV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.05%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 6
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	18
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	31
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 70
Annual Return 2023	rr_AnnualReturn2023	27.52%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.52%
Since Inception	rr_AverageAnnualReturnSinceInception	17.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 14, 2022
Strive 500 ETF | Strive 500 ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	27.11%
Since Inception	rr_AverageAnnualReturnSinceInception	17.52%
Strive 500 ETF | Strive 500 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	16.52%
Since Inception	rr_AverageAnnualReturnSinceInception	13.66%
Strive 1000 Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Growth ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive 1000 Growth ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of large- and mid-capitalization U.S. equity securities that exhibit growth characteristics.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the portfolio turnover rate for the Fund was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Growth Index (the “Index”), which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies and is a subset of the Bloomberg US 1000 Index (the “Growth Index Universe”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies. The Fund defines growth companies as companies with higher forecasted growth, higher valuations, lower earnings yield and lower dividend yield relative to all issuers included in the Growth Index Universe.
As of July 31, 2024, the Index had 698 constituents and represented approximately 85% of the total market value of the Bloomberg US 1000 Index. As of July 31, 2024, the range of market capitalizations of issuers included in the Index was $477 million to $3.41 trillion. As of July 31, 2024, a significant portion of the Index is represented by securities of companies in the technology sector. The components of the Index will change over time.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities issued by the largest growth-oriented U.S. companies. The Index measures the performance of U.S. equity securities of issuers with higher forecasted growth, higher valuations, lower earnings yield and lower dividend yield relative to all issuers included in the Growth Index Universe. The Index Provider ranks the securities in the Growth Index Universe according to a value formula that takes into consideration the following criteria: earnings yield, valuation, dividend yield and growth, each of which are equal weighted. Within each equal weighted criteria, underlying accounting screens are assessed. Using current market prices, these accounting screens are captured at the month end prior to Index rebalancing. Virtually all accounting screens are based on trailing twelve month data, except for Earnings to Price ratios, which use forward-looking twelve-month forecasts.
Using the screens above, the Index selects the highest scoring growth stocks for inclusion. Specifically, companies that rank highly in terms of growth metrics (e.g., sales growth) and/or possess high market prices relative to peers across valuation (e.g., Sales to Price), dividend yield (Dividend to Price), and earnings metrics (e.g. Earnings to Price) are deemed to be growth stocks.
Based on this ranking, the securities that score within the highest 30% of the Growth Index Universe are included in the Index and market cap weighted. The following 40% of securities are included at a decreasing linear scale with the full 100% weight given at the 30th percentile and a 0% weight given at the 30th percentile. The bottom scoring 30% of stocks are excluded from the Index.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2024 was 23.07%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 13.33% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -3.83% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	23.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.83%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Strive 1000 Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 1000 Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 1000 Growth ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

Strive 1000 Growth ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 1000 Growth ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Growth ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Growth ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive 1000 Growth ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive 1000 Growth ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 1000 Growth ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 1000 Growth ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 1000 Growth ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 1000 Growth ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 1000 Growth ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive 1000 Growth ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive 1000 Growth ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive 1000 Growth ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive 1000 Growth ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last week of January and July, (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent six-month period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a six months if such changes first take effect at or near the beginning of a rebalance date. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity market.

Strive 1000 Growth ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Strive 1000 Growth ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Strive 1000 Growth ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive 1000 Growth ETF | Bloomberg US 1000 Growth Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Growth Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	36.12%
Since Inception	rr_AverageAnnualReturnSinceInception	34.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Growth ETF | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	26.66%
Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Growth ETF | Strive 1000 Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2023	rr_AnnualReturn2023	35.86%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	35.86%
Since Inception	rr_AverageAnnualReturnSinceInception	33.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Growth ETF | Strive 1000 Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	35.66%
Since Inception	rr_AverageAnnualReturnSinceInception	33.70%
Strive 1000 Growth ETF | Strive 1000 Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	21.35%
Since Inception	rr_AverageAnnualReturnSinceInception	25.94%
Strive 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Value ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive 1000 Value ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of large- and mid-capitalization U.S. equity securities that exhibit value characteristics.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the portfolio turnover rate for the Fund was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Value Index (the “Index”), which measures the performance of the large- and mid-capitalization value sector of the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies and is a subset of the Bloomberg US 1000 Index (the “Value Index Universe”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of value companies. The Fund defines value companies as companies with higher earnings yield, higher dividend yield and lower forecasted growth and lower valuations relative to all securities included in the Value Index Universe.
As of July 31, 2024, the Index had 700 constituents and represented approximately 46% of the total market value of the Bloomberg US 1000 Index. As of July 31, 2024, the range of market capitalizations of issuers included in the Index was $477 million to $945.9 billion. As of July 31, 2024, a significant portion of the Index is represented by securities of companies in the Financials sector. The components of the Index will change over time.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities issued by the largest value-oriented U.S. companies. The Index measures the performance of U.S. equity securities of issuers with higher earnings yield, higher dividend yield and lower forecasted growth and lower valuations relative to all securities included in the Value Index Universe. The Index Provider ranks the securities in the Value Index Universe according to a value formula that takes into consideration the following criteria: earnings yield, valuation, dividend yield and growth, each of which are equal weighted. Within each equal weighted criteria, underlying accounting screens are assessed. Using current market prices, these accounting screens are captured at the month end prior to Index rebalancing. Virtually all accounting screens are based on trailing twelve month data, except for Earnings to Price ratios, which use forward-looking twelve-month forecasts.
Using the screens above, the Index selects the highest scoring value stocks for inclusion. Specifically, companies that rank highly in terms of value metrics (e.g., stable or mature sales growth) and/or possess low market prices relative to peers across valuation (e.g., Sales to Price), dividend yield (Dividend to Price), and earnings metrics (e.g. Earnings to Price) are deemed to be value stocks.
Based on this ranking, the securities that score within the highest 30% of the Value Index Universe are included in the Index and are market cap weighted. The following 40% of securities are included at an increasing linear scale with the full 100% weight given at the 30th percentile and a 0% weight given at the 70th percentile. The bottom scoring 30% of stocks are excluded from the Index.
To be eligible for inclusion in the Index, a security must meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts.
The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of value companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2024 was 15.71%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 9.08% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -1.67% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.67%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Strive 1000 Value ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 1000 Value ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 1000 Value ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 1000 Value ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.

Strive 1000 Value ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis.
Strive 1000 Value ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive 1000 Value ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive 1000 Value ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 1000 Value ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 1000 Value ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 1000 Value ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 1000 Value ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 1000 Value ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive 1000 Value ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.

Strive 1000 Value ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund's Shares have more trading volume and market liquidity and higher if the Fund's Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive 1000 Value ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size)
Strive 1000 Value ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last week of January and July, (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent six-month period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as six months if such changes first take effect at or near the beginning of a quarter. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive 1000 Value ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.

Strive 1000 Value ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Strive 1000 Value ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive 1000 Value ETF | Value Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Value Investing Risk. Securities issued by companies that may be perceived as undervalued may be appropriately valued. Value securities may fail to appreciate for long periods of time or may never realize their full potential value. In addition, the Fund’s ability to realize any benefits of investing in value securities may depend on the Fund’s ability to stay invested until the market’s perception of such securities change. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time.

Strive 1000 Value ETF | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	26.66%
Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Value ETF | Bloomberg US 1000 Value Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Value Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	9.37%
Since Inception	rr_AverageAnnualReturnSinceInception	10.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Value ETF | Strive 1000 Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2023	rr_AnnualReturn2023	9.21%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.21%
Since Inception	rr_AverageAnnualReturnSinceInception	10.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Value ETF | Strive 1000 Value ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.64%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Strive 1000 Value ETF | Strive 1000 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	5.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Strive Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Small-Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive Small-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the portfolio turnover rate for the Fund was 31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 600 Index (the “Index”), which measures the performance of the small-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities. The Fund defines U.S. small cap equity securities as companies listed on U.S. exchanges and are the lower 600 by market capitalization of the Bloomberg US 1500, as described below.
The Index is a free float-adjusted capitalization-weighted index comprised primarily of U.S. equity securities. The Index is a subset of the Bloomberg US 3000 Index, which measures the performance of the broad U.S. equity market, and the Bloomberg US 1500 Index, which consists of the securities ranked 1 to 1500 by market capitalization in the Bloomberg US 3000 Index. The Index consists of the lower 600 in capitalization of the Bloomberg US 1500 Index (i.e., 901 to 1500). The Index primarily measures the performance of the small-capitalization sector of the U.S. equity market. As of July 31, 2024, the Index had 588 constituents and represented approximately 4% of the total market value of the
Bloomberg US 3000 Index. As of July 31, 2024, the range of market capitalizations of issuers included in the Index was $846.8 million to $11.9 billion. The average market cap of the Index was $4.0 billion. As of July 31, 2024, a significant portion of the Index is represented by securities of companies in the Industrials and Financials sectors. The components of the Index are likely to change over time.
To be eligible for inclusion in the Index, a security must first meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts (“REITs”).
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. small cap equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2024 was 9.41%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 15.76% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -4.88% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.88%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Strive Small-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive Small-Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive Small-Cap ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Industrials Sector Risk. The Fund is expected to have exposure to companies in the Industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
•Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

Strive Small-Cap ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Industrials Sector Risk. The Fund is expected to have exposure to companies in the Industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Strive Small-Cap ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

Strive Small-Cap ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive Small-Cap ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive Small-Cap ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive Small-Cap ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive Small-Cap ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive Small-Cap ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive Small-Cap ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive Small-Cap ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive Small-Cap ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive Small-Cap ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Strive Small-Cap ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size)
Strive Small-Cap ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last week of January and July, (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent six-month period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a six months if such changes first take effect at or near the beginning of a rebalance date. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive Small-Cap ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Strive Small-Cap ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive Small-Cap ETF | Small-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Small-Capitalization Companies Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and during adverse circumstances, may be more difficult to sell and receive a sales price comparable to the value assigned to the security by the Fund. These securities are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies, which may make the valuation of such securities more difficult if there isn’t a readily available market price.

Strive Small-Cap ETF | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	26.66%
Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive Small-Cap ETF | Bloomberg US 600 Index/ Bloomberg US 2000 Index1 (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)	[3]
Label	rr_AverageAnnualReturnLabel	Bloomberg US 600 Index/Bloomberg US 2000 Index1 (reflects no fees or expenses)	[3]
1 Year	rr_AverageAnnualReturnYear01	20.15%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	18.48%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive Small-Cap ETF | Strive Small-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Annual Return 2023	rr_AnnualReturn2023	19.97%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.97%
Since Inception	rr_AverageAnnualReturnSinceInception	18.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive Small-Cap ETF | Strive Small-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.55%
Since Inception	rr_AverageAnnualReturnSinceInception	17.83%
Strive Small-Cap ETF | Strive Small-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	11.98%
Since Inception	rr_AverageAnnualReturnSinceInception	13.86%
Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Dividend Growth ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive 1000 Dividend Growth ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities with a history of consistently growing dividends.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the portfolio turnover rate for the Fund was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 1000 Dividend Growth Index (the “Index”). The Index is a subset of the Bloomberg US 1000 Growth Index, which measures the performance of large- and mid-capitalization growth companies in the U.S. equity market as determined by Bloomberg. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend paying equity securities. The Fund defines dividend paying equity securities as companies that have i) demonstrated five consecutive years of positive growth and ii) exhibits a five year-dividend growth ratio that is greater than the overall Bloomberg US 1000 Growth Index (“Dividend Paying Companies”).
As of July 31, 2024, the Index had 214 constituents and represented approximately 44% of the total market value of the Bloomberg US 1000 Growth Index. As of July 31, 2024, the range of market capitalizations of issuers included in the Index was $4.84 billion to $3.41 trillion. As of July 31, 2024, a significant portion of the Index is represented by securities of companies in the Technology and Healthcare sectors. The components of the Index will change over time.
A security is eligible for inclusion in the Index if such security i) is a Dividend Paying Company and ii) has a minimum average daily value traded that is greater than or equal to $5 million. Each security in the Index is free float market capitalization weighted.
An Index position is capped at (i) 5% maximum at the issuer level (only the top eight securities are eligible to be weighted at 5%) and (ii) securities that are not part of the top eight securities in the Index are capped at a 2.5% maximum weight. Any excess weight from capping is redistributed proportionally to the remaining uncapped securities until there are no issuers with a weight greater than either 5% (for the top eight securities) or 2.5% (for the remaining securities).
If there are less than 20 issuers included in the Index, then all the issuers are equally weighted. For issuers with multiple securities, the issuer weight is redistributed proportionally based on the free float market capitalization of each security for a given issuer.
The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on an annual basis in April. The Index constituents’ weights are normally rebalanced quarterly in January, April, July and October.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend paying equity securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2024 was 18.01%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.24% (quarter ended December 31, 2023) and the Fund’s lowest return for a calendar quarter was -3.86% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.86%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Strive 1000 Dividend Growth ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive 1000 Dividend Growth ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive 1000 Dividend Growth ETF | Dividend-Paying Common Equity Security Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Dividend-Paying Common Equity Security Risk. Investing in dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the broader market. Companies that issue dividend-paying stocks are not required to pay or continue paying dividends on such stocks. It is possible that issuers of the stocks held by the Fund will not declare dividends in the future or will reduce or eliminate the payment of dividends (including reducing or eliminating anticipated accelerations or increases in the payment of dividends) in the future.

Strive 1000 Dividend Growth ETF | Growth Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Growth Investing Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

Strive 1000 Dividend Growth ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive 1000 Dividend Growth ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.
•Healthcare Sector Risk. The Fund is expected to have exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.

Strive 1000 Dividend Growth ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.
Strive 1000 Dividend Growth ETF | Sector Risk, Healthcare Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Healthcare Sector Risk. The Fund is expected to have exposure to companies in the healthcare sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence. Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.
Strive 1000 Dividend Growth ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive 1000 Dividend Growth ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive 1000 Dividend Growth ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive 1000 Dividend Growth ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive 1000 Dividend Growth ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive 1000 Dividend Growth ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive 1000 Dividend Growth ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive 1000 Dividend Growth ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive 1000 Dividend Growth ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.

Strive 1000 Dividend Growth ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive 1000 Dividend Growth ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size)
Strive 1000 Dividend Growth ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as January, April, July and October (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent annual period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a year if such changes first take effect at or near the beginning of a year. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive 1000 Dividend Growth ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Strive 1000 Dividend Growth ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Strive 1000 Dividend Growth ETF | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	26.66%
Since Inception	rr_AverageAnnualReturnSinceInception	25.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Dividend Growth ETF | Bloomberg US 1000 Dividend Growth Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Dividend Growth Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	15.36%
Since Inception	rr_AverageAnnualReturnSinceInception	17.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 443
Annual Return 2023	rr_AnnualReturn2023	14.94%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.94%
Since Inception	rr_AverageAnnualReturnSinceInception	16.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 09, 2022
Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	14.57%
Since Inception	rr_AverageAnnualReturnSinceInception	16.35%
Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	12.76%
Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Emerging Markets Ex-China ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive Emerging Markets Ex-China ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of emerging market, ex-China securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period January 30, 2023 (commencement of operations) through July 31, 2024, the portfolio turnover rate for the Fund was 80% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg Emerging Markets ex China Large & Mid Cap Index (the “Index”), which tracks large and mid-capitalization equity securities across 24 emerging market economies, excluding China. Components of the Index (each an “Index Component” and collectively the “Index Components”) are selected and weighted according to free-float market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market securities, which may include depositary receipts (including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”)). Depositary receipts represent shares in a foreign company that are traded on a local stock exchange.
As of July 31, 2024, the Index consisted of 679 securities with a market capitalization range of between approximately $53.88 million and $1.78 trillion, and an average market capitalization of approximately $19.6 billion. The Index contained issuers in the following emerging market countries on that date: Brazil, Chile, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates (each an “Emerging Market”
and collectively, the “Emerging Markets”). As of July 31, 2024, the Index had significant exposure to the following countries: India 29.2%, Taiwan 22.7%, and South Korea 14.0%. Also of July 31, 2024, the Index had significant exposure to the Technology and Financials sectors. The components of the Index and the Emerging Markets themselves will change over time.
Securities are first screened for inclusion in the “Index Universe.” The Index Universe is exclusively comprised of equity securities, which includes common stock and real estate investment trusts (REITs) from issuers in Emerging Markets.
To determine the Index Components, all equity securities in the Index Universe are sorted by Emerging Market country. Thereafter, Index Components are individually selected for inclusion based on such factors as free float market capitalization, trading volume thresholds, and market price cap levels. Equity securities passing these thresholds are included as Index Components within each Emerging Market.
Thereafter, the Index Components are aggregated together and ranked by total market capitalization. Each Index Component is subsequently assigned a weight based on its free float market capitalization. The weight represents the percentage amount of the Index Component as a percentage of the total Index. Starting with the largest free float market capitalization, the Index is fully comprised once approximately 85% of the accumulated free float market-capitalization of the Index Universe is selected.
The Fund’s exposure to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times. Bloomberg Index Services Limited (the “Index Provider”) will generally deem an issuer to be located in an emerging market country based on several factors related to economic development, market size and liquidity, and capital market structure. The Index is calculated as a net total return index in U.S. dollars.
The Index is normally reconstituted on a semi-annual basis in March and September and rebalanced on a quarterly basis. New securities from initial public offerings generally must have traded for at least three months before the semi-annual reconstitution date to be considered for inclusion in the Index. Securities subject to United States, United Nations, United Kingdom or European Union sanctions may not be eligible for inclusion in the Index. Index Components impacted by such sanctions will be dropped from the Index as soon as practically possible.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. For example, the Fund may utilize a representative sampling strategy when the Sub-Adviser believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in the Index is impracticable or inefficient, when there are practical difficulties or additional costs involved in replicating the Index, or if one or more securities in the Index is illiquid, unavailable or less liquid. In addition, the Fund may use a representative sampling as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market securities, which may include depositary receipts (including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”)).
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance and the Index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.strivefunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive Emerging Markets Ex-China ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive Emerging Markets Ex-China ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive Emerging Markets Ex-China ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipt Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through any voting rights with respect to the deposited securities. Therefore, the Sub-Adviser will not be able to vote on any matters with respect to these instruments.

Strive Emerging Markets Ex-China ETF | Emerging Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to those securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, developing and emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from those in U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

Strive Emerging Markets Ex-China ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally. Those special risks may arise due to differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Strive Emerging Markets Ex-China ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive Emerging Markets Ex-China ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
•Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive Emerging Markets Ex-China ETF | Sector Risk, Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.
Strive Emerging Markets Ex-China ETF | Sector Risk, Financial Services Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
Strive Emerging Markets Ex-China ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive Emerging Markets Ex-China ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive Emerging Markets Ex-China ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive Emerging Markets Ex-China ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive Emerging Markets Ex-China ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive Emerging Markets Ex-China ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund’s returns to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions in which they are represented in the Index.

Strive Emerging Markets Ex-China ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive Emerging Markets Ex-China ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive Emerging Markets Ex-China ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.

Strive Emerging Markets Ex-China ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Strive Emerging Markets Ex-China ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size)
Strive Emerging Markets Ex-China ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Pursuant to the methodology that the Index Provider uses to maintain the Index, securities will only be added or removed from the Index during regular Index updates. The Index is reconstituted semi-annually and rebalanced quarterly. Changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as six months if such changes first take effect following the most recent reconstitution. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader market. Index updates may cause the Fund to purchase or sell securities at inopportune times or for prices other than at current market values. Due to these factors, the variation between the Fund’s annual return and the return of the Index may increase significantly.

Strive Emerging Markets Ex-China ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Strive Emerging Markets Ex-China ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Strive Emerging Markets Ex-China ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive Emerging Markets Ex-China ETF | Sampling Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sampling Risk. The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Strive Emerging Markets Ex-China ETF | Strive Emerging Markets Ex-China ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXE
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 406
Strive U.S. Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive U.S. Energy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive U.S. Energy ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities in the energy sector (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the portfolio turnover rate for the Fund was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US Energy Select Index (the “Index”), which measures the performance of U.S. oil and gas producers. The Index is designed by Bloomberg Index Services Limited (the “Index Provider”) and consists of U.S. equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. energy companies. The Fund defines U.S. energy companies as those listed on U.S. exchanges that are in the energy industry or sector.
To be eligible for inclusion in the Index, a security must (i) be a member of the Bloomberg US 1500 Index (a free-float market-capitalization-weighted index of the 1500 most highly capitalized U.S. companies); and (ii) belong to the integrated oils, exploration & production, or refining & marketing sub-industries according to the Bloomberg Industry Classification System.
The Index is a free float-adjusted capitalization-weighted (i.e., market capitalization based on the number of shares available to the public) index. Constituents’ weights are capped such that no constituent’s weight exceeds 22.5% and the cumulative weight of all constituents with weight greater than 4.5% does not exceed 45%. Any excess weight from capping is distributed proportionally to all the remaining uncapped constituents until the weighting conditions are satisfied. The weight of one or more securities in the Index may exceed these limits due to fluctuations in market value, corporate actions, or other events that change the Index composition between rebalance and reconstitution dates.
The Index was established in 2024 and is owned and maintained by the Index Provider.
The Index includes large- and mid-capitalization companies. As of July 31, 2024, the range of market capitalizations of issuers included in the Index was $1.5 billion to $532.0 billion. The average market cap of the Index was $41.3 billion. The range of market capitalizations of issuers included in the Index and the average market cap of the Index are both subject to change.
Substantially all of the Index is expected to be represented by securities of companies in the energy industry or sector. Such companies generally include companies engaged in the exploration, production, refinement, and marketing of oil and gas, including integrated oil companies which engage in a combination of these activities across the value chain. The components of the Index are likely to change over time. The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted semi-annually in March and September and rebalanced quarterly in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the energy industry to approximately the same extent that the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. energy companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2024 was 2.60%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.64% (quarter ended September 30, 2023) and the Fund’s lowest return for a calendar quarter was -5.94% (quarter ended December 31, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.94%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain instances, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain instances, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Strive U.S. Energy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive U.S. Energy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Strive U.S. Energy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive U.S. Energy ETF | Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among other factors. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

Strive U.S. Energy ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive U.S. Energy ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive U.S. Energy ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive U.S. Energy ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index will be concentrated to a significant degree in securities of issuers located in the energy sector. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in the energy industry, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Strive U.S. Energy ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive U.S. Energy ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive U.S. Energy ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive U.S. Energy ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive U.S. Energy ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive U.S. Energy ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.

Strive U.S. Energy ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive U.S. Energy ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size)
Strive U.S. Energy ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of each quarter, (i) the Index’s exposure may be affected by significant market movements at or near quarter end that are not predictive of the market’s performance for the subsequent quarter and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or near the beginning of a quarter. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Strive U.S. Energy ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Strive U.S. Energy ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Strive U.S. Energy ETF | Oil and Gas Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.

Strive U.S. Energy ETF | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	26.66%
Since Inception	rr_AverageAnnualReturnSinceInception	12.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2022
Strive U.S. Energy ETF | Bloomberg US Energy Select Index/ Solactive United Energy Regulated Capped Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)	[4]
Label	rr_AverageAnnualReturnLabel	Bloomberg US Energy Select Index/ Solactive United Energy Regulated Capped Index (reflects no fees or expenses)	[4]
1 Year	rr_AverageAnnualReturnYear01	(1.37%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.91%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2022
Strive U.S. Energy ETF | Strive U.S. Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DRLL
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.41%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	132
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	230
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 518
Annual Return 2023	rr_AnnualReturn2023	(1.76%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 08, 2022
Strive U.S. Energy ETF | Strive U.S. Energy ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.75%
Strive U.S. Energy ETF | Strive U.S. Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Strive U.S. Semiconductor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive U.S. Semiconductor ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive U.S. Semiconductor ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S.-listed equities in the semiconductor sector.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended July 31, 2024, the portfolio turnover rate for the Fund was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US Listed Semiconductors Select Index (the “Index”), which measures the performance of the top 30 U.S.-listed semiconductor companies. The Index is designed by Bloomberg Index Services Limited (the “Index Provider”) to consist of U.S.-listed equity securities of companies that have been classified by the Index Provider as providing exposure to the semiconductor sector. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. semiconductor companies.
Index Eligibility Process
Semiconductor Universe Creation
The Index Provider determines eligible semiconductor companies based on a multistep process which is constructed to utilize both analyst expertise and data analytics. The process begins with the generation of a preliminary list of companies by Bloomberg Intelligence (an affiliate of the Index Provider) (“BI”) analysts and a list of key terms associated with semiconductor companies. Next, using search tools that employ Natural Language Processing capabilities, publicly available company documents are scraped for occurrences associated with the key terms related to semiconductor companies. This process also utilizes methods for synonym-matching to reduce variability in frequency counts due to corporate communication styles. Documents scraped include, but are not limited to, company filings, investor presentations, quarterly earnings reports, earnings call transcripts, press releases, news articles or media coverage. Companies identified using this process constitute the Index universe of semiconductor companies.
Relevancy Assessment
In addition, BI analysts reviews the identified universe of semiconductor companies to inform a BI view on each company’s current, and potential near-term, relevancy to the semiconductor theme across two categories — revenue exposure (“Revenue Score”) and theme exposure (“Theme Score”). All semiconductor companies are assigned a Revenue Score and a Theme Score ranging from 1 (most exposed) to 3 (least exposed) (each as further described below).
The Revenue Score reflects BI’s view of near-term (3 to 5 year) revenue exposure of each semiconductor company to the semiconductor theme as a percent of the company’s total revenue. BI analysts leverage publicly available company data such as financial disclosures, and where necessary other available research, to assess a semiconductor company’s Revenue Score. An Revenue Score of 1 reflects BI’s assessment of a company being more than 50% of revenue tied to the theme, 2 means 20-50%, and 3 means less than 20%.
The Theme Score aims to capture a view on a semiconductor company’s positioning and ability to execute within the competitive landscape of the semiconductor theme. BI analysts consider a series of data points to inform a perspective on relevant issues such as a company’s ability to ramp production, relevant capital allocation trends, and access to capital. Quantitative operational data is used, but BI’s assessment of other publicly availability data and industry knowledge is also used. Companies are assessed on a scale of 1 (high theme relevancy) to 3 (lower theme relevancy).
To be eligible for inclusion in the Index, a semiconductor company must i) have either a Revenue Score of 1 or a Theme Score of 1; and ii) have a combined Revenue Score and Theme Score that ranges from 2 to 4.
Further, for inclusion in the Index, companies that are identified as part of the universe described above must be listed on a U.S. exchange, and a security’s country of risk (i.e., an assessment of based on the location from which the majority of its revenue comes and its reporting currency) and country of domicile (i.e., where a company’s senior management is located) must not be classified as China, Taiwan, or Hong Kong.
Index Selection Process
All securities that satisfy the Index Eligibility Process described above are eligible for inclusion in the Index. Each eligible security’s free float market capitalization (i.e., market capitalization based on the number of shares available to the public) is adjusted by its Revenue Score to determine the security’s modified market capitalization (“Modified Market Cap”). The top 30 securities by Modified Market Cap are selected for inclusion in the Index.
Index Weighting
Index constituents are weighted using each constituent’s Modified Market Cap (i.e., constituents with a Revenue Score of 1 are included in the Index at its full free float adjusted market capitalization weight; constituents with a Revenue Score of 2 are included at half of its free float adjusted market capitalization weight; and constituents with a Revenue Score of 3 are included at one-third of its free float adjusted market capitalization weight). Constituents’ weights are then capped such that no constituent’s weight exceeds 22.5% and the cumulative weight of all constituents with weight greater than 4.5% does not exceed 45%. Any excess weight from capping is distributed proportionally to all the remaining uncapped constituents until the weighting conditions are satisfied. The weight of one or more securities in the Index may exceed these limits due to fluctuations in market value, corporate actions, or other events that change the Index composition between quarterly rebalance dates.
The Index was established in 2024 and is owned and maintained by the Index Provider.
The Index includes large- and mid-capitalization companies, and it is anticipated that the Fund’s holdings will be comprised primarily of large-capitalization companies.
Substantially all of the Index is expected to be represented by securities of companies in the semiconductor sector. Such companies generally include semiconductor manufacturers and suppliers of materials that are used by semiconductor companies. The components of the Index are likely to change over time. The Index is calculated as a total return index in U.S. dollars. The Index is normally reconstituted on a quarterly basis in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the semiconductor sector to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. semiconductor companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance and the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.strivefunds.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of September 30, 2024 was 19.22%. During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 25.32% (quarter ended March 31, 2023) and the Fund’s lowest return for a calendar quarter was -6.02% (quarter ended September 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.02%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2023)
Strive U.S. Semiconductor ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive U.S. Semiconductor ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Strive U.S. Semiconductor ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive U.S. Semiconductor ETF | Foreign Exposure Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Exposure Risk. Although the Fund invests in securities of companies listed on U.S. securities exchanges, the international operations of those companies may create exposure to foreign markets where such companies operate. The international operations of many semiconductor companies expose them to risks associated with political, social or economic events in other countries or regions, which may include instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes, competition from subsidized foreign competitors with lower production costs and other risks inherent to international business.

Strive U.S. Semiconductor ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive U.S. Semiconductor ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive U.S. Semiconductor ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive U.S. Semiconductor ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index will be concentrated to a significant degree in securities of issuers in the semiconductor sector. To the extent that the Index concentrates in the securities of issuers in a particular industry, group of industries or sector(s), the Fund also will concentrate its investments to approximately the same extent. By concentrating its investments in the semiconductor sector, the Fund may face more risks than if it were diversified broadly over numerous industries, groups of industries or sectors.

Strive U.S. Semiconductor ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive U.S. Semiconductor ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive U.S. Semiconductor ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive U.S. Semiconductor ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive U.S. Semiconductor ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive U.S. Semiconductor ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive U.S. Semiconductor ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive U.S. Semiconductor ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive U.S. Semiconductor ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data that is analyzed in connection with a quarterly rebalance (a “Rebalance”), (i) the Index’s exposure may be affected by significant market movements at or around the time of a Rebalance that are not predictive of the market’s performance for the subsequent Rebalance and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or around the time of Rebalance. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Index rebalances may cause the Fund to purchase or sell securities at inopportune times or for prices other than at current market values. Due to these factors, the variation between the Fund’s annual return and the return of the Index may increase significantly.

Strive U.S. Semiconductor ETF | Limited Operating History Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Limited Operating History. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. An investment in the Fund may therefore involve greater uncertainty than an investment in a fund with a more established record of performance.
Strive U.S. Semiconductor ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Strive U.S. Semiconductor ETF | Semiconductor Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Semiconductor Sector Risk. The semiconductor sector is highly cyclical and periodically experiences significant economic downturns characterized by diminished product demand, resulting in production overcapacity and excess inventory, which can result in rapid erosion of product selling prices. The sector has experienced significant downturns, often in connection with, or in anticipation of, maturing product cycles of both semiconductor companies’ and their customers’ products and the decline in general economic conditions.

Strive U.S. Semiconductor ETF | Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Technology Sector Risk. The Fund may invest in companies in the technology sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector also face increased government regulation, including new regulations and scrutiny related to data privacy, and may be subject to adverse government or regulatory actions, which may be costly.

Strive U.S. Semiconductor ETF | Bloomberg US 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)
Label	rr_AverageAnnualReturnLabel	Bloomberg US 1000 Index (reflects no fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	26.66%
Since Inception	rr_AverageAnnualReturnSinceInception	22.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2022
Strive U.S. Semiconductor ETF | Bloomberg US Listed Semiconductors Select Index/ Solactive United States Semiconductors 30 Capped Index1 (reflects no fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no fees or expenses)	[5]
Label	rr_AverageAnnualReturnLabel	Bloomberg US Listed Semiconductors Select Index/ Solactive United States Semiconductors 30 Capped Index (reflects no fees or expenses)	[5]
1 Year	rr_AverageAnnualReturnYear01	62.63%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	45.99%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2022
Strive U.S. Semiconductor ETF | Strive U.S. Semiconductor ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SHOC
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	128
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	224
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 505
Annual Return 2023	rr_AnnualReturn2023	61.70%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	61.70%
Since Inception	rr_AverageAnnualReturnSinceInception	45.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 05, 2022
Strive U.S. Semiconductor ETF | Strive U.S. Semiconductor ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	61.41%
Since Inception	rr_AverageAnnualReturnSinceInception	45.02%
Strive U.S. Semiconductor ETF | Strive U.S. Semiconductor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	36.68%
Since Inception	rr_AverageAnnualReturnSinceInception	34.80%
Strive Natural Resources and Security ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Natural Resources and Security ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Strive Natural Resources and Security ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of companies that are engaged in national security and natural resource security.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period August 30, 2023 (commencement of operations) through July 31, 2024, the portfolio turnover rate for the Fund was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg FAANG 2.0 Select Index (the “Index”), which measures the performance of companies that are engaged in national security and natural resource security as defined by Bloomberg (the “Index Provider” or “Bloomberg”). The Index includes large- and mid-capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies in the Natural Resources and Security Sectors. The Fund defines “Natural Resources and Security Sectors” as companies that focus their primary business activities in the “Fuel”, “Aerospace and Defense”, “Agriculture”, “Nuclear”, or “Gold and Other Base and Precious Metals” (“Gold”) sectors (collectively, the “Natural Resources and Security Sectors”).
To be eligible for inclusion in the Index, a security must be a member of the Bloomberg Developed Markets North America Large, Mid & Small Index, which is a free float, market-cap weighted equity index. The Bloomberg North America Large, Mid & Small Index includes the largest companies that comprise 99% of total market capitalization in North America. Thereafter, only U.S. and Canadian listed securities are included.
Each company that is included in the Index must focus its primary business activities in the Natural Resources and Security Sectors. Companies within the Natural Resources and Security Sectors must be classified as: (i) Fuel, which includes issuers in the oil and gas sector, (ii) Aerospace, which includes companies in the aerospace and defense sector, (iii) Agriculture, which includes companies in the agriculture chemicals, agriculture producers, agricultural machinery sector, (iv) Nuclear, which includes issuers in the nuclear energy sector, and (v) Gold, which includes companies involved in mining of base and precious metals. The Index utilizes Bloomberg Industry Classification codes to determine sector classifications for the Fuel, Aerospace and Defense, Agriculture, and Gold categories, and the Nuclear BI Theme Basket for the Nuclear category.
Bloomberg identifies companies that are within each Natural Resources and Security Sector and those companies are ranked based on issuer free float market capitalization. Each of the five Natural Resources and Security Sectors are equal-weighted (20% each) at the time of rebalance. Within each Natural Resources and Security Sector, the top 10 issuers based on free float market capitalization are selected for inclusion in the Index. Thereafter, each security’s weight is determined by dividing its free float market capitalization by the sum of the free float market capitalizations of all securities in the Index. The Index has approximately 50 constituents. The components of the Index are likely to change over time.
As of July 31, 2024, the Index had the following exposures to each Natural Resources and Security Sector: 20.42% in Fuel, 17.15% in Aerospace, 19.33% in Agriculture, 22.24% in Nuclear and 20.86% in Gold. As of July 31, 2024, the Index had 48 constituents and represented approximately 2.86% of the total market value of the Bloomberg World Large & Mid Cap Index. As of July 31, 2024, the range of market capitalizations of issuers included in the Index was $698.9 million to $532.0 billion.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a quarterly basis in March, June, September, and December. The Fund is also rebalanced in March, June, September, and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies in the Natural Resources and Security Sectors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance and the Index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.strivefunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive Natural Resources and Security ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive Natural Resources and Security ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

Strive Natural Resources and Security ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive Natural Resources and Security ETF | Aerospace and Defense Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Aerospace and Defense Sector Risk. Aerospace and defense companies can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in this industry rely to a significant extent on U.S. (and other) government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. The aerospace industry in particular has recently been affected by adverse economic conditions and consolidation within the industry.

Strive Natural Resources and Security ETF | Agriculture Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Agriculture Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact the Fund’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting agriculture companies, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence agriculture company profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations.

Strive Natural Resources and Security ETF | Canadian Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Canadian Investment Risk. Investments in securities of Canadian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by developments impacting the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Uncertainty as to the future of certain trade agreements between the U.S. and Canada may cause a decline in the value of the Fund’s Shares. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index.

Strive Natural Resources and Security ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, such as differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Strive Natural Resources and Security ETF | Gold and Precious Metals Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Gold and Precious Metals Risk. The Fund will be sensitive to changes in the overall condition of the gold, precious metals and mining sector. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The Index measures, in part, the performance of equity securities of gold and precious metals companies and does not measure the performance of direct investment in precious metals. Consequently, the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Strive Natural Resources and Security ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive Natural Resources and Security ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive Natural Resources and Security ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive Natural Resources and Security ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index may be concentrated to a significant degree in securities of issuers located in the Fuel, Aerospace, Agriculture and Gold sectors. By concentrating its investments in the Fuel, Aerospace, Agriculture and Gold sectors, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Strive Natural Resources and Security ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive Natural Resources and Security ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.

Strive Natural Resources and Security ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive Natural Resources and Security ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive Natural Resources and Security ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive Natural Resources and Security ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive Natural Resources and Security ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
Strive Natural Resources and Security ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive Natural Resources and Security ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last business day of March, June, September, and December (i) the Index’s exposure may be affected by significant market movements at or near quarter end that are not predictive of the market’s performance for the subsequent quarter and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect at or near the beginning of a quarter. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive Natural Resources and Security ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of larger-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Some of these companies have limited product lines, markets, and financial and managerial resources and tend to concentrate on fewer geographical markets relative to larger capitalization companies.
Strive Natural Resources and Security ETF | Nuclear Energy Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Nuclear Energy Sector Risk. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear energy companies. The companies represented in the Fund’s portfolio may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts or terrorism, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage, handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, the nuclear energy sector is subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of companies in the nuclear energy sector may decline with a corresponding impact on earnings.
Nuclear activity is also subject to particularly detailed and restrictive regulations, with a scheme for the monitoring and periodic re-examination of operating authorization, which primarily takes into account nuclear safety, environmental and public health protection, and also national security considerations (terrorist threats in particular). These regulations and any future regulations may be subject to significant tightening by national and international authorities. This could result in increased operating costs, which would have a negative impact on the Fund’s portfolio companies and may cause operating businesses related to nuclear energy to become unprofitable or impractical to operate. Furthermore, uranium prices are subject to fluctuation. The price of uranium has been and will continue to be affected by numerous factors beyond the Fund’s control. With respect to uranium, such factors include the demand for nuclear power, political and economic conditions in uranium producing and consuming countries, uranium supply from secondary sources and uranium production levels and costs of production. In addition, the prices of crude oil, natural gas and electricity produced from traditional hydro power and possibly other undiscovered energy sources could potentially have a negative impact on the competitiveness of nuclear energy companies in which the Fund invests.

Strive Natural Resources and Security ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Strive Natural Resources and Security ETF | Natural Resources And Commodity-Related Industries Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Natural Resources and Commodity-Related Industries Risk. The Fund is subject to the risks associated with companies in the natural resources and commodities-related industries. These industries can be significantly affected by (and often rapidly affected by) changes in the supply of, or demand for, various natural resources and commodities. Investments in natural resources companies, which include companies engaged in energy (oil, gas & consumable fuels), agriculture, and precious and industrial metals and mining can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s investments may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the sectors listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s investments.

Strive Natural Resources and Security ETF | Oil and Gas Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Oil and Gas Sector Risk. The profitability of companies in the oil and gas sector is related to worldwide energy prices, exploration costs, and production spending. Companies in the oil and gas sector may be at risk for environmental damage claims and other types of litigation, as well as negative publicity and perception. Companies in the oil and gas sector may be adversely affected by natural disasters or other catastrophes, changes in exchange rates, interest rates, changes in prices for competitive energy services, economic conditions, tax treatment, government regulation and intervention, and unfavorable events in the regions where companies operate (e.g., expropriation, nationalization, confiscation of assets and property or imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). As a result, the value of these companies may fluctuate widely. Companies in the oil and gas sector may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks. Any of these factors could result in a material adverse impact on the Fund’s securities and the performance of the Fund.

Strive Natural Resources and Security ETF | Strive Natural Resources and Security ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FTWO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 616
Strive Mid-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive Mid-Cap ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive Mid-Cap ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of U.S. mid-capitalization companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period April 10, 2024 (commencement of operations) through July 31, 2024, the Fund's portfolio turnover rate was 4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg US 400 Index (the “Index”), which measures the performance of the mid-capitalization sector in the U.S. equity market as determined by Bloomberg (the “Index Provider” or “Bloomberg”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) will be invested in mid-capitalization companies, as defined below. The Index is a free float-adjusted capitalization-weighted (i.e., market capitalization based on the number of shares available to the public) index comprised primarily of U.S. equity securities. The constituents of the Index are determined using the following steps:
Step 1. To be eligible for inclusion in the Index, a security must meet the following criteria: (i) it is primarily listed in the United States, (ii) it is listed on a U.S. exchange, and (iii) the security’s free float (i.e., the proportion of shares that are publicly available) must be a minimum of 10% of the security’s total shares outstanding. The Index includes common stock and real estate investment trusts (“REITs”).
Step 2. Eligible securities are sorted in descending order of total market capitalization and the cumulative free-float market capitalization is determined for each company to create the Bloomberg US 3000 Index (which measures the performance of the broad U.S. equity market).
Step 3. After completing the reconstitution of the Bloomberg US 3000 Index, the securities ranked 1 to 1500 within the Bloomberg US 3000 Index by market capitalization constitute the Bloomberg US 1500.
Step 4. After completing the reconstitution of the Bloomberg US 1500, the securities ranked 501 to 900 (i.e., the middle 400 companies by capitalization) (“Mid-Capitalization Companies”) constitute the Index.
As of July 31, 2024, the Index represented approximately 6.58% of the total market value of the Bloomberg US 3000 Index. As of July 31, 2024, the range of market capitalizations of issuers included in the Index was $3.6 billion to $28.6 billion. The average market cap of the Index was $10.0 billion. The range of market capitalizations of issuers included in the Index and the average market cap of the Index are both subject to change.
As of July 31, 2024, a significant portion of the Index is represented by securities of companies in the Industrials sector. The Industrials sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The components of the Index are likely to change over time.
The Index is calculated as a total return index in U.S. dollars. The Index is normally rebalanced on a semi-annual basis in January and July and such changes take effect in March and September. The Index constituents’ weights are normally updated in June and December.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. For example, the Fund may utilize a representative sampling strategy when the Sub-Adviser believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in the Index is impracticable or inefficient, when there are practical difficulties or additional costs involved in replicating the Index, or if one or more securities in the Index is illiquid, unavailable or less liquid. In addition, the Fund may use a representative sampling as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) will be invested in mid-capitalization companies, as defined below.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance and the Index. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.strivefunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive Mid-Cap ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive Mid-Cap ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive Mid-Cap ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Industrials Sector Risk. The Fund is expected to have exposure to companies in the Industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Strive Mid-Cap ETF | Sector Risk, Industrials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Industrials Sector Risk. The Fund is expected to have exposure to companies in the Industrials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.
Strive Mid-Cap ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive Mid-Cap ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Strive Mid-Cap ETF | Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.

Strive Mid-Cap ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive Mid-Cap ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may negatively impact the Fund and its shareholders.

Strive Mid-Cap ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Strive Mid-Cap ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive Mid-Cap ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Strive Mid-Cap ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
Strive Mid-Cap ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Strive Mid-Cap ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive Mid-Cap ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Because the Index generally changes its exposure based on data only as of the last week of January and July, (i) the Index’s exposure may be affected by significant market movements at or near the rebalance date that are not predictive of the market’s performance for the subsequent six-month period and (ii) changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as a six-months if such changes first take effect at or near the beginning of a rebalance date. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity market. Unusual market conditions may cause the Index Provider to postpone a scheduled rebalance, which could cause the Index to vary from its normal or expected composition.

Strive Mid-Cap ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Strive Mid-Cap ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Strive Mid-Cap ETF | Real Estate Investment Trusts (REITs) Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. Investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Strive Mid-Cap ETF | Strive Mid-Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXM
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.18%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	58
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 230
Strive International Developed Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STRIVE INTERNATIONAL DEVELOPED MARKETS ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Strive International Developed Markets ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of an index composed of developed markets, ex-US securities.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period June 25, 2024 (commencement of operations) through July 31, 2024, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s Investment Strategy
The Fund seeks to track the investment results of the Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index (the “Index”), which tracks mid- and large- cap companies of developed market countries, not including the U.S. (each an “Index Component” and collectively the “Index Components”), which are selected and weighted according to free-float market capitalization. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in developed markets securities.
The Bloomberg Developed Markets ex US Large & Mid Cap Total Return Index is a free float market-cap-weighted equity benchmark that covers 85% market cap of the measured market. To qualify as a developed market country security, securities must have a country classification corresponding to the developed markets within the Index and a free float adjusted market capitalization of at least $100 million. The Index may include depositary receipts (including American Depositary Receipts and Global Depositary Receipts.
As of July 31, 2024, the Index included the following countries: Australia, Austria, Belgium, Canada, Chile, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Macau, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom (each a “Developed Market” and collectively, the “Developed Markets”). The Index also had significant exposure to the following countries as of the same date: Japan (21.3%), United Kingdom (12.7%), Canada (10.3%) and France (10.0%).
As of July 31, 2024, the Index consisted of 679 securities with a market capitalization range of between approximately $4.4 billion and $589 billion, and an average market capitalization of approximately $35 billion. Also as of July 31, 2024, the Index had significant exposure to the Financials sector. Index Components and the Developed Markets themselves will change over time.
Securities are first screened for inclusion in the “Index Universe.” The Index Universe is exclusively comprised of equity securities, which includes common stock and real estate investment trusts (REITs) from issuers in Developed Markets.
To determine the Index Components, all equity securities in the Index Universe are sorted by Developed Market country. Thereafter, Index Components are individually selected for inclusion based on factors such as free float market capitalization, trading volume thresholds, and market price cap levels. Equity securities passing these thresholds are included as Index Components within each Developed Market.
Thereafter, the Index Components are aggregated together and ranked by total market capitalization. Each Index Component is subsequently assigned a weight based on its free float market capitalization. The weight represents the percentage amount of the Index Component as a percentage of the total Index. Starting with the largest free float market capitalization, the Index is fully comprised once approximately 85% of the accumulated free float market-capitalization of the Index Universe is selected.
The Fund’s exposure to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each country or geographic region at all times. Bloomberg Index Services Limited (the “Index Provider”) will generally deem an issuer to be located in a developed market country based on several factors related to economic development, market size and liquidity, and capital market structure. The Index is calculated as a total return index in U.S. dollars.
The Index is normally reconstituted on a semi-annual basis in March and September and rebalanced on a quarterly basis. New securities from initial public offerings generally must have traded for at least three months before the semi-annual reconstitution date to be considered for inclusion in the Index. Securities subject to US Office of Financial Assets Control, US Department of Defense United States, United Nations, United Kingdom or European Union sanctions may not be eligible for inclusion in the Index. Securities incorporated, listed and/or with a country of risk pointing to a country subject to comprehensive economic sanctions may also not be eligible for inclusion in the Index. Index Components impacted by such sanctions will be dropped from the Index as soon as practically possible.
Strive Asset Management, LLC (the “Sub-Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Sub-Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole. For example, the Fund may utilize a representative sampling strategy when the Sub-Adviser believes a replication strategy might be detrimental or disadvantageous to shareholders, such as when buying each security in the Index is impracticable or inefficient, when there are practical difficulties or additional costs involved in replicating the Index, or if one or more securities in the Index is illiquid, unavailable or less liquid. In addition, the Fund may use a representative sampling as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not to the Index. The Fund will be reconstituted and rebalanced on the same schedule as the Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in developed markets securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at www.strivefunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not provided below because the Fund has not yet been in operation for one full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strivefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Strive International Developed Markets ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Strive International Developed Markets ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Strive International Developed Markets ETF | Developed Markets Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.

Strive International Developed Markets ETF | Depositary Receipts Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Depositary Receipt Risk. The risks of investments in depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”), are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through any voting rights with respect to the deposited securities. Therefore, the Sub-Adviser will not be able to vote on any matters with respect to these instruments.

Strive International Developed Markets ETF | Foreign Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.
Strive International Developed Markets ETF | Geographic Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
•Risks Related to Investing in Japan. To the extent the Fund invests Japanese securities, it will be subject to the risks related to investing in Japan. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.
Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.
•Risks Related to Investing in Europe. To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
In addition, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There remains significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
•Risks Related to Investing in Canada. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by developments impacting the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Uncertainty as to the future of certain trade agreements between the U.S. and Canada may cause a decline in the value of the Fund’s Shares. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index.

Strive International Developed Markets ETF | Geographic Investment Risk, Risks Related To Investing In Japan Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Japan. To the extent the Fund invests Japanese securities, it will be subject to the risks related to investing in Japan. Political, social or economic disruptions in Japan or the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund.
The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan’s economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis.
Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, a recession in the United States or continued increases in foreclosure rates may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Funds’ investment in Japan.

Strive International Developed Markets ETF | Geographic Investment Risk, Risks Related To Investing In Europe Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Europe. To the extent the Fund invests in European securities, it will be subject to risks related to investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (the “EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect other European countries. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and their trading partners, including some or all of the European countries in which the Fund invests.
In addition, the United Kingdom resolved to leave the EU, an event commonly known as “Brexit.” The United Kingdom officially left the EU on January 31, 2020. Although the UK and EU have made a trade agreement that was entered into force on May 1, 2021, certain post-EU arrangements were outside the scope of the negotiating mandate and remain unresolved and subject to further negotiation and agreement. There remains significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may continue to be a source of instability and cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.

Strive International Developed Markets ETF | Geographic Investment Risk, Risks Related To Investing In Canada Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Related to Investing in Canada. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in natural resources sectors could have an adverse impact on the Canadian economy. Additionally, the Canadian economy is heavily dependent on relationships with certain key trading partners including the United States, countries in the European Union and China. Because the United States is Canada’s largest trading partner and foreign investor, the Canadian economy is dependent on and may be significantly affected by developments impacting the U.S. economy. Reduction in spending on Canadian products and services or changes in the U.S. economy may adversely impact the Canadian economy. Uncertainty as to the future of certain trade agreements between the U.S. and Canada may cause a decline in the value of the Fund’s Shares. In addition, certain sectors of Canada’s economy may be subject to foreign ownership limitations. This may negatively impact the Fund’s ability to invest in Canadian issuers and to track the Index.
Strive International Developed Markets ETF | Large-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. When large capitalization companies are out of favor, these securities may lose value or may not appreciate in line with the overall market. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Strive International Developed Markets ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. The Fund may invest a significant portion of its assets in the following sectors and, therefore, the performance of the Fund could be negatively impacted by events affecting each of these sectors.
•Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

Strive International Developed Markets ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund is expected to have exposure to companies in the financials sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The financials sector includes, for example, banks and financial institutions providing mortgage and mortgage related services. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.
Strive International Developed Markets ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Strive International Developed Markets ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Strive International Developed Markets ETF | Passive Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk. The Fund is not actively managed and the Sub-Adviser will not sell any investments due to current or projected underperformance of the securities, industries or sector in which it invests, unless the investment is removed from the Index, sold in connection with a rebalancing of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). The Fund will maintain investments until changes to its Index are triggered, which could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Strive International Developed Markets ETF | Index Calculation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Calculation Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Adviser, the Sub-Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index. Errors in index data, index computation or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may negatively impact the Fund and its shareholders.

Strive International Developed Markets ETF | Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. As with all index funds, the performance of the Fund and its respective Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. In addition, the Fund’s use of a representative sampling approach may cause the Fund’s returns to not be as well correlated with the return of the Index as would be the case if the Fund purchased all of the securities in the Index in the proportions in which they are represented in the Index.

Strive International Developed Markets ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”).In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).

Strive International Developed Markets ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”).In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Strive International Developed Markets ETF | ETF Risks, Premium-Discount Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the New York Stock Exchange (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares. In addition, because securities held by the Fund may trade on foreign exchanges that are closed when its primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs.
Strive International Developed Markets ETF | ETF Risks, Cost Of Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Strive International Developed Markets ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
Strive International Developed Markets ETF | Index Rebalance Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Index Rebalance Risk. Pursuant to the methodology that the Index Provider uses to maintain the Index, securities will only be added or removed from the Index during regular Index updates. The Index is reconstituted semi-annually and rebalanced quarterly. Changes to the Index’s exposure may lag a significant change in the market’s direction (up or down) by as long as six months if such changes first take effect following the most recent reconstitution. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader market. Index updates may cause the Fund to purchase or sell securities at inopportune times or for prices other than at current market values. Due to these factors, the variation between the Fund’s annual return and the return of the Index may increase significantly.

Strive International Developed Markets ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Strive International Developed Markets ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Strive International Developed Markets ETF | REITs Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs are exposed to risks associated with changes in interest rates, changes in credit spreads, and declines in real estate values. Debt investments are also subject to loss in value due to high or sustained inflation because the debt could be paid back in significantly depreciated currency. Further, REITs are dependent upon specialized management skills and cash flows, and may have investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the Fund. In addition, REITs have their own expenses, and the Fund will bear a proportionate share of those expenses. The value of a REIT may be affected by changes in interest rates.

Strive International Developed Markets ETF | Sampling Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Sampling Risk. The Fund’s use of a representative sampling approach will result in it holding a smaller number of securities than are in the Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to a security in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Strive International Developed Markets ETF | Strive International Developed Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	STXI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368

[1]	Effective January 26, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Large Cap Index. Prior to January 26, 2024, the Fund’s investment strategy was to track the investment results of the Solactive GBS United States 500 Index. Performance shown for the Bloomberg US Large Cap Index/Solactive GBS United States 500 Index for the period prior to January 26, 2024 is that of the Solactive GBS United States 500 Index and for the period beginning January 26, 2024 is that of the Bloomberg US Large Cap Index.
[2]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0545%.
[3]	Effective January 25, 2023, the Fund’s investment objective changed to track the total return performance, before fees and expenses, of an index composed of U.S. small-capitalization companies, and the Fund’s investment strategy changed to track the investment results of the Bloomberg 600 Index. Prior to January 25, 2023, the Fund’s investment objective was to track the total return performance, before fees and expenses, of an index composed of U.S. small- and mid-capitalization companies, and the Fund’s investment strategy was to track the investment results of the Bloomberg US 2000 Index. Performance shown for the Bloomberg US 600 Index/Bloomberg US 2000 Index for periods prior to January 25, 2023 is that of the Bloomberg US 2000 Index and for periods beginning January 25, 2023 is that of the Bloomberg US 600 Index.
[4]	Effective April 11, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Energy Select Index. Prior to April 11, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Energy Regulated Capped Index. Performance shown for the Bloomberg US Energy Select Index/Solactive United States Energy Regulated Capped Index for periods prior to April 11, 2024 is that of the Solactive United States Energy Regulated Capped Index and for periods beginning April 11, 2024 is that of the Bloomberg US Energy Select Index.
[5]	Effective March 21, 2024, the Fund’s investment strategy changed to track the investment results of the Bloomberg US Listed Semiconductors Select Index. Prior to March 21, 2024, the Fund’s investment strategy was to track the investment results of the Solactive United States Semiconductors 30 Capped Index. Performance shown for the Bloomberg US Listed Semiconductors Select Index/Solactive United States Semiconductors 30 Capped Index for periods prior to March 21, 2024 is that of the Solactive United States Semiconductors 30 Capped Index and for periods beginning March 21, 2024 is that of the Bloomberg US Listed Semiconductors Select Index.